Note 20 - Comprehensive Income	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
20.
Comprehensive Income:

During the
six
-month period ended
June 30, 2019,
Other comprehensive income decreased with net losses of
$5,705
relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of
$4,234
), net of the settlements to net income of derivatives that qualify for hedge accounting (loss of
$1,502
) and (ii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation (
$31
).

During the
six
-month period ended
June 30, 2020,
Other comprehensive income decreased with net losses of
$8,083
relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of
$8,127
), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of
$13
) and (ii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation (
$31
).

As at
June 30, 2019
and
2020,
Comprehensive income / (loss) amounted to an income of
$21,431
and a loss of
$51,530,
respectively.